124	43	$1.8B	36.5M	22,817	$8.2B

Projects	Cities Across Illinois	Invested or Allocated	Hours of Union Construction Work	Units of Housing (69% affordable)	Total Economic Impact

		Affordable	Invested/Allocated	TDC
City	Total Units	Units	(in M)	(in M)
Addison	200	200	$7.24	$15.17
Aurora	512	409	$46.91	$59.42
Belleville	—	—	$7.00	$10.38
Bensenville	153	30	$10.50	$11.55
Bloomingdale	191	127	$8.65	$23.51
Bloomington	107	107	$7.80	$8.58
Calumet City	214	181	$10.55	$28.72
Chicago	15,409	10,423	$1,239.53	$3,139.76
Cicero	249	249	$9.80	$10.78
Country Club Hills	110	98	$8.20	$18.60
Crystal Lake	116	116	$16.53	$30.7
Darien	91	72	$5.20	$13.99
Decatur	212	212	$21.81	$40.87
DeKalb	318	318	$8.65	$12.65
Des Plaines	128	128	$9.23	$10.85
East Moline	239	239	$18.94	$48.97
Elk Grove Village	104	93	$9.28	$16.21
Evanston	201	201	$3.40	$24.16
Hoffman Estates	121	90	$9.00	$21.04
Homewood	198	198	$8.20	$17.80
Itasca	75	75	$2.26	$2.49
Joliet	116	105	$5.61	$25.90
Lake Zurich	70	14	$4.80	$5.28
Lyons	120	108	$5.42	$12.98
Melrose Park	109	98	$7.15	$16.03
Mt. Vernon	50	50	$0.99	$5.88
Naperville	225	225	$9.71	$10.68
O’Fallon	232	—	$26.09	$28.16
Olney	120	120	$3.53	$3.88
Orland Park	200	200	$12.11	$14.25
Pekin	76	60	$5.62	$10.16
Riverdale	96	77	$1.60	$10.78
Rock Island	52	34	$1.70	$5.95
Rockford	167	167	$6.42	$10.50
Rolling Meadows	98	98	$2.70	$3.18
Roselle	295	—	$65.93	$77.10
Schaumberg	97	97	$3.05	$8.89
Skokie	93	93	$8.39	$9.87
Springfield	384	204	$16.64	$23.14
Swansea	216	—	$23.74	$26.37
Waukegan	643	128	$51.46	$60.09
Woodstock	170	153	$11.40	$21.78
Zion	240	199	$14.69	$33.56
Grand Total	22,817	15,796	$1,757.40	$3,990.65

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of March 31, 2025. Economic impact data is in 2024 dollars and all other figures are nominal.

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department at 202-331-8055. Investors should read the current prospectus carefully before investing.

1227 25th Street, NW Suite 500 | Washington, DC 20037 | 202.331.8055 www.aflcio-hit.com

HIT Illinois Projects Since Inception (1984)

CITY/PROJECT	CITY/PROJECT	CITY/PROJECT
Addison - 200 Units (100% affordable)	Chicago, continued	Itasca - 75 Units (100% affordable)
Bradford Court Apartments	Montclare Senior Residences of Calumet Heights	Arbor of Itasca
Aurora - 512 Units (80% affordable)	Montclare Senior Residences of Englewood	Joliet - 116 Units (91% affordable)
Alden Gardens	Montclare Senior Residences II	Liberty Meadows Estates Phase I
Alden Horizon at Waterford	Morningside Court Apartments	Liberty Meadows Estates, Phase II
Alden of Waterford	North Center Senior Housing (Martha Washington Apt.)	Lake Zurich - 70 Units (20% affordable)
Sun Prairie at Fox Valley	North Town Village	Liberty Lake Apartments
Belleville - 0 Units (0% affordable)	Northpoint Apartments	Lyons - 120 Units (90% affordable)
Belleville Clinic	Paul G. Stewart Apartments III	Riverwalk Senior
Bensenville - 153 Units (20% affordable)	Paul Stewart Apartments	Melrose Park - 109 Units (90% affordable)
Linden Tower / Bensenville Apartment	Paul Stewart I & II	Victory Center of Melrose Park
Bloomingdale - 191 Units (66% affordable)	Piorneer Gardens SLF	Mt. Vernon - 50 Units (100% affordable)
Bloomingdale Horizon Senior Living	Proloan (Chicago, 1991)	Mt. Vernon Senior Building
Bloomingdale Young Adult Residence	Proloan (Chicago, 1992)	Naperville - 225 Units (100% affordable)
Terminals Buildings	Proloan (Chicago, 1993)	Meadowbrook Manor
Bloomington - 107 Units (100% affordable)	Proloan (Chicago, 1994)	O’Fallon - 232 Units
Alden Valley Nursing Home	Proloan (Chicago, 1995)	Parkway Lakeside Apartments
Calumet City - 214 Units (85% affordable)	Proloan (Chicago, 1996)	Olney - 120 Units (100% affordable)
Pathway of River Oaks	Proloan (Chicago, 1997)	Olney Nursing Care Center
Victory Center of Calumet City	Rainbows End	Orland Park - 200 Units (100% affordable)
Chicago - 15,409 Units (68% affrodable)	Randolph Tower Apts	Alden Nursing Center
2101 South Michigan Apartments	Roosevelt Independence	Pekin - 76 Units (79% affordable)
30 East Adams Apartments	Roosevelt Towers - Phase I	John M. Evans Supportive Living
400 Lake Shore	Skyline Apartments (201 North Wells)	Riverdale - 96 Units (80% affordable)
6900 South Crandon Apartments	South Park Plaza	Riverdale Manor Senior Community ILF
Alden Northmoor Nursing Center	South Shore Beach Apartments	Rock Island - 52 Units (65% affordable)
Altgeld Family Resource Center	South Shore HHDC Apartments	Renaissance/Goldman
Bronzeville Senior Apartments	The Parkways	Rockford - 167 Units (100% affordable)
Cadence (IMD Gateway)	Victory Center of Roseland SLF	Valley View Apartments
Circle Park Apartments	West Town Housing Preservation	Rolling Meadows - 98 Units (100% affordable)
Covent Apartments SRO	Willa Rawls Manor	Meadows Residential Home
Eden Green Apartments	Willard Square Apartments	Roselle - 295 Units
Edwin Berry Manor Apartments	Wrigleyville North Apts	Metro 19 Apartments
Grace Manor Apartments	Cicero - 249 Units (100% affordable)	Schaumberg - 97 Units (100% affordable)
Hazel Winthrop Apts	Alden Nursing Center of Cicero	Emerald Village
Hearts United Apartments	Country Club Hills - 110 Units (89% affordable)	Skokie - 93 Units (100% affordable)
Hearts United Phase III	Victory Center at Sierra Ridge	Alden Northshore of Skokie
Heiwa Terrace Apartments	Crystal Lake - 116 Units (100% affordable)	Springfield - 384 Units (53% affordable)
Imani Village Senior Residences	The Villager & Briarwood West Apartments	Abraham Lincoln Gardens/Columbia
Island Terrace Apartments - A	Darien - 91 Units (79% affordable)	Columbia Tower
Island Terrace Apartments - B	Myers Common Senior Housing	Homestead at Montvale
Jackson Park Terrace	Decatur - 212 Units (100% affordable)	Swansea - 216 Units
JASC Kiero Nursing Home	Southern Hills/ Orlando	Villas at Crystal Lake
Kenmore Plaza Apartments	DeKalb - 318 Units (100% affordable)	Waukegan - 643 Units (20% affordable)
Lake Meadows Phase I, II & III	Amber Manor	Eagle Ridge Apartments
Lake Village East Apartments	DeKalb Heath Center	Northgate Apartments
Lakeland HIV & Nursing Center	Des Plaines - 128 Units (100% affordable)	Woodstock - 170 Units (90% affordable)
Lakeview Towers	Golf View Development Center	Woodstock Commons
Lathrop Homes Phase IA	East Moline - 239 Units (100% affordable)	Zion - 240 Units (83% affordable)
LaVergne Courts Apartments	Two Towers	Barton Senior Residences SLF
Lawless Gardens Apartments Phase I	Elk Grove Village - 104 Units (89% affordable)	Zion Senior Cottages
Lawless Gardens Apartments Phase II	Alexian Village
Lawndale Terrace and Plaza Court Apartment	Evanston - 201 Units (100% affordable)
Liberty Village	Evanston Senior Redevelopment (Walchirk Perlman Apts.)
Loomis Courts Apartments	Hoffman Estates - 121 Units (74% affordable)
Mark Twain SRO Apts.	Poplar Creek Village
Michigan Beach	Homewood - 198 Units (100% affordable)
Montclare Senior Residences @ Avalon Park, Phase II	Freedom Village

The projects shown on this table may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. A complete list of the HIT’s portfolio holdings as of the most recently disclosed month-end is available upon request or on its website at aflcio-hit.com.

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055. Investors should read the current prospectus carefully before investing.